Consolidated Balance Sheets (Parentheticals) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in EUR per share)	€ 0.13	€ 0.13
Common stock, shares issued (in shares)	29,433,994	29,368,394
Common stock, shares outstanding (in shares)	29,141,566	28,997,866
Treasury stock, shares (in shares)	292,428	370,528